Quarterly Holdings Report
for
Fidelity® Real Estate Income Fund
October 31, 2023
REI-NPRT1-1223
1.809106.120
Common Stocks - 22.7%
	Shares	Value ($)
FINANCIALS - 0.5%
Mortgage Real Estate Investment Trusts - 0.5%
Great Ajax Corp. (a)	1,663,364	7,185,732
MFA Financial, Inc.	1,231,885	10,951,458
Rithm Capital Corp.	385,699	3,598,572
		21,735,762
INDUSTRIALS - 0.2%
Construction & Engineering - 0.2%
Willscot Mobile Mini Holdings (b)	178,000	7,014,980
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Cyxtera Technologies, Inc. Class A (b)(c)	740,700	7,407
REAL ESTATE - 22.0%
Equity Real Estate Investment Trusts (REITs) - 21.8%
Acadia Realty Trust (SBI)	510,426	7,309,300
American Homes 4 Rent Class A	633,100	20,727,694
American Tower Corp.	524,200	93,407,180
AvalonBay Communities, Inc.	126,700	20,999,258
Crown Castle International Corp.	606,610	56,402,598
CubeSmart	367,800	12,538,302
Digital Realty Trust, Inc.	103,500	12,871,260
Douglas Emmett, Inc.	103,300	1,157,993
Easterly Government Properties, Inc. (c)	998,900	10,748,164
EastGroup Properties, Inc.	63,100	10,301,075
Elme Communities (SBI)	755,647	9,642,056
Equinix, Inc.	65,000	47,426,600
Equity Lifestyle Properties, Inc.	1,409,996	92,777,737
Equity Residential (SBI)	103,700	5,737,721
Essex Property Trust, Inc.	163,700	35,018,704
Extra Space Storage, Inc.	192,949	19,987,587
Gaming & Leisure Properties	313,946	14,250,009
Healthcare Trust of America, Inc.	186,360	2,674,266
Invitation Homes, Inc.	570,000	16,923,300
Lamar Advertising Co. Class A	201,900	16,610,313
LXP Industrial Trust (REIT)	3,598,674	28,465,511
Mid-America Apartment Communities, Inc.	277,306	32,763,704
NNN (REIT), Inc.	52,100	1,892,793
Postal Realty Trust, Inc.	878,500	11,631,340
Prologis (REIT), Inc.	719,230	72,462,423
Public Storage	159,500	38,074,245
Retail Value, Inc. (b)(d)	274,131	3
Rexford Industrial Realty, Inc.	67,700	2,927,348
RLJ Lodging Trust	607,000	5,705,800
Sabra Health Care REIT, Inc.	604,175	8,240,947
SITE Centers Corp.	1,379,438	16,084,247
Spirit Realty Capital, Inc.	583,900	21,014,561
Sunstone Hotel Investors, Inc.	372,700	3,466,110
Terreno Realty Corp.	286,228	15,250,228
UDR, Inc.	392,200	12,475,882
UMH Properties, Inc.	335,723	4,636,335
Ventas, Inc.	939,186	39,877,838
VICI Properties, Inc.	783,600	21,862,440
Welltower, Inc.	713,700	59,672,457
Weyerhaeuser Co.	147,500	4,231,775
		908,247,104
Real Estate Management & Development - 0.2%
Cushman & Wakefield PLC (b)	201,400	1,484,318
Digitalbridge Group, Inc. (c)	361,288	5,726,415
		7,210,733
TOTAL REAL ESTATE		915,457,837
TOTAL COMMON STOCKS (Cost $920,285,587)		944,215,986

Preferred Stocks - 18.3%
	Shares	Value ($)
Convertible Preferred Stocks - 0.8%
FINANCIALS - 0.3%
Mortgage Real Estate Investment Trusts - 0.3%
Great Ajax Corp. 7.25% (a)	611,442	14,613,464

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
LXP Industrial Trust (REIT) Series C, 6.50%	440,102	18,257,570
RLJ Lodging Trust Series A, 1.95%	31,585	747,617
		19,005,187
TOTAL CONVERTIBLE PREFERRED STOCKS		33,618,651
Nonconvertible Preferred Stocks - 17.5%
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Enbridge, Inc.:
Series 1, U.S. TREASURY 5 YEAR INDEX + 3.140% 5.949%(e)(f)	498,275	9,257,950
Series L, U.S. TREASURY 5 YEAR INDEX + 3.150% 4.959%(e)(f)	111,400	1,882,660
Energy Transfer LP 7.60% (e)	525,651	12,994,093
Global Partners LP:
3 month U.S. LIBOR + 6.770% 9.75%(e)(f)	161,507	3,985,993
Series B, 9.50%	67,800	1,726,527
		29,847,223
FINANCIALS - 8.3%
Mortgage Real Estate Investment Trusts - 8.3%
AGNC Investment Corp.:
6.125%(e)	930,100	18,592,699
6.875%(e)	673,972	14,106,234
Series C, CME Term SOFR 3 Month Index + 5.110% 7.00%(e)(f)	653,202	15,885,873
Series E, 6.50%(e)	1,302,034	27,824,467
Series G, 7.75%(e)	320,000	6,585,600
Annaly Capital Management, Inc.:
6.75%(e)	192,992	4,467,765
Series F, 3 month U.S. LIBOR + 4.990% 6.95%(e)(f)	1,477,443	35,901,865
Series G, 3 month U.S. LIBOR + 4.170% 6.50%(e)(f)	1,069,599	24,868,177
Arbor Realty Trust, Inc.:
Series D, 6.375%	126,100	2,025,166
Series F, 6.25%(e)	447,536	7,751,324
Chimera Investment Corp.:
8.00%(e)	1,215	24,500
Series B, 8.00%(e)	1,124,604	23,717,898
Series C, 7.75%(e)	1,342,196	23,327,366
Dynex Capital, Inc. Series C 6.90% (e)	298,683	6,532,197
Ellington Financial LLC 6.75% (e)	212,370	4,725,233
MFA Financial, Inc.:
6.50%(e)	932,851	17,257,744
Series B, 7.50%	284,438	4,909,400
PennyMac Mortgage Investment Trust:
6.75%	217,700	3,570,280
8.125%(e)	388,754	8,202,709
Series B, 8.00%(e)	597,708	12,504,051
Rithm Capital Corp.:
7.125%(e)	1,048,942	23,234,065
Series A, 7.50%(e)	505,904	11,473,903
Series C, 6.375%(e)	1,074,554	20,824,857
Series D, 7.00%(e)	151,200	3,020,976
Two Harbors Investment Corp.:
Series A, 8.125%(e)	363,526	7,168,733
Series B, 7.625%(e)	776,859	14,682,635
		343,185,717
REAL ESTATE - 8.5%
Equity Real Estate Investment Trusts (REITs) - 6.7%
Agree Realty Corp. 4.375%	259,800	4,195,770
American Homes 4 Rent:
6.25%	98,905	2,219,428
Series G, 5.875%	232,401	5,015,214
Armada Hoffler Properties, Inc. 6.75%	255,050	5,149,460
Ashford Hospitality Trust, Inc.:
Series F, 7.375%	111,000	1,126,650
Series H, 7.50%	197,110	1,963,216
Series I, 7.50%	71,209	765,497
Braemar Hotels & Resorts, Inc. Series D, 8.25%	173,050	2,742,860
Cedar Realty Trust, Inc.:
7.25%	126,972	1,740,761
Series C, 6.50%	291,600	2,991,816
Centerspace Series C, 6.625%	317,300	7,082,136
CTO Realty Growth, Inc. 6.375%	120,000	2,119,200
DiamondRock Hospitality Co. 8.25%	448,231	11,331,280
Digital Realty Trust, Inc.:
5.25%	32,900	638,918
Series L, 5.20%	33,700	656,476
Gladstone Commercial Corp.:
6.625%	157,675	3,062,049
Series G, 6.00%	516,000	8,697,180
Gladstone Land Corp. Series D, 5.00%	30,000	711,000
Global Medical REIT, Inc. Series A, 7.50%	150,848	3,579,623
Global Net Lease, Inc.:
7.50%	821,484	13,883,080
Series A, 7.25%	509,695	8,756,560
Series B 6.875%	294,000	4,727,520
Series E, 7.375%	379,839	6,160,989
Healthcare Trust, Inc.:
7.125%	190,000	2,625,800
Series A 7.375%	364,800	4,654,848
Hersha Hospitality Trust:
Series C, 6.875%	49,450	1,228,338
Series D, 6.50%	197,750	4,910,133
Hudson Pacific Properties, Inc. Series C, 4.75%	686,200	7,136,480
Kimco Realty Corp.:
5.125%	49,000	943,250
Series M, 5.25%	58,100	1,162,000
National Storage Affiliates Trust Series A, 6.00%	101,375	2,113,162
Pebblebrook Hotel Trust:
6.30%	281,697	5,135,336
6.375%	666,800	11,628,992
6.375%	372,994	6,810,870
Series H, 5.70%	717,200	11,524,185
Pennsylvania (REIT):
Series B, 7.375%(b)	99,385	29,816
Series C, 7.20%(b)	50,325	14,846
Series D, 6.875%(b)	150,100	43,559
Prologis (REIT), Inc. Series Q, 8.54%	93,396	5,080,742
Public Storage:
4.00%	47,800	754,284
4.00%	342,600	5,402,802
Series F, 5.15%	25,800	546,186
Series G, 5.05%	43,800	938,196
Series I, 4.875%	75,000	1,474,500
Series J, 4.70%	964,700	17,760,127
Series K, 4.75%	896,000	16,719,360
Series L, 4.625%	335,900	6,220,868
Series M, 4.125%	53,000	871,320
Series S, 4.10%	200,000	3,230,000
Regency Centers Corp.:
5.875%	69,225	1,492,491
Series A, 6.25%	281,325	6,478,915
Rexford Industrial Realty, Inc.:
Series B, 5.875%	98,400	2,111,664
Series C, 5.625%	78,225	1,569,976
Saul Centers, Inc.:
Series D, 6.125%	82,775	1,653,845
Series E, 6.00%	76,841	1,559,872
SITE Centers Corp. 6.375%	124,200	2,463,507
Sotherly Hotels, Inc.:
Series B, 8.00%	67,250	1,464,705
Series C, 7.875%	107,000	2,461,000
Spirit Realty Capital, Inc. Series A, 6.00%	121,125	2,664,750
Summit Hotel Properties, Inc.:
Series E, 6.25%	457,602	8,387,845
Series F, 5.875%	377,000	6,902,870
Sunstone Hotel Investors, Inc.:
Series H, 6.125%	180,000	3,722,400
Series I, 5.70%	240,000	4,694,400
UMH Properties, Inc. Series D, 6.375%	694,525	14,133,584
Vornado Realty Trust:
Series L, 5.40%	30,100	427,420
Series M, 5.25%	2,000	28,000
Series O, 4.45%	10,042	121,408
		280,615,335
Real Estate Management & Development - 1.8%
Brookfield Property Partners LP:
5.75%	43,000	425,700
6.50%	34,125	387,319
Digitalbridge Group, Inc.:
Series H, 7.125%	942,305	20,306,673
Series I, 7.15%	1,074,492	22,693,271
Series J, 7.15%	1,387,346	28,995,531
Seritage Growth Properties Series A, 7.00%	91,986	2,182,239
		74,990,733
TOTAL REAL ESTATE		355,606,068

TOTAL NONCONVERTIBLE PREFERRED STOCKS		728,639,008
TOTAL PREFERRED STOCKS (Cost $929,483,305)		762,257,659

Corporate Bonds - 25.6%
	Principal Amount (g)	Value ($)
Convertible Bonds - 0.8%
FINANCIALS - 0.8%
Mortgage Real Estate Investment Trusts - 0.8%
MFA Financial, Inc. 6.25% 6/15/24	9,700,000	9,627,257
PennyMac Corp. 5.5% 11/1/24	13,601,000	13,226,973
Redwood Trust, Inc. 5.625% 7/15/24	3,631,000	3,522,068
Two Harbors Investment Corp. 6.25% 1/15/26	4,896,000	4,384,368
		30,760,666
Nonconvertible Bonds - 24.8%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
Lamar Media Corp. 4% 2/15/30	5,875,000	4,970,838

CONSUMER DISCRETIONARY - 3.4%
Hotels, Restaurants & Leisure - 1.9%
Caesars Entertainment, Inc. 8.125% 7/1/27 (h)	17,465,000	17,305,614
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(h)	13,965,000	11,038,960
4% 5/1/31(h)	12,000,000	9,937,993
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (h)	18,265,000	14,463,748
Hyatt Hotels Corp. 5.75% 1/30/27	5,000,000	4,941,447
Marriott Ownership Resorts, Inc. 4.5% 6/15/29 (h)	15,960,000	13,114,970
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	8,000,000	7,660,320
Times Square Hotel Trust 8.528% 8/1/26 (h)	2,761,393	2,724,426
		81,187,478
Household Durables - 1.5%
Adams Homes, Inc. 7.5% 2/15/25 (h)	2,439,000	2,387,146
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.625% 1/15/28 (h)	7,925,000	7,251,375
Century Communities, Inc.:
3.875% 8/15/29(h)	13,005,000	10,494,510
6.75% 6/1/27	4,670,000	4,508,221
LGI Homes, Inc. 4% 7/15/29 (h)	13,310,000	10,184,975
M/I Homes, Inc. 3.95% 2/15/30	17,070,000	13,578,502
New Home Co., Inc. 8.25% 10/15/27 (h)(i)	4,680,000	4,265,391
TRI Pointe Homes, Inc. 5.25% 6/1/27	11,458,000	10,369,490
		63,039,610
TOTAL CONSUMER DISCRETIONARY		144,227,088

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 8.5% 10/30/25 (h)	1,557,000	1,531,699

FINANCIALS - 0.4%
Financial Services - 0.4%
Brixmor Operating Partnership LP:
2.5% 8/16/31	9,000,000	6,617,816
4.05% 7/1/30	4,000,000	3,415,026
4.125% 5/15/29	1,872,000	1,639,202
Rexford Industrial Realty LP 2.15% 9/1/31	6,188,000	4,483,762
		16,155,806
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Sabra Health Care LP:
3.9% 10/15/29	989,000	814,317
5.125% 8/15/26	20,264,000	19,214,652
		20,028,969
INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Williams Scotsman, Inc. 6.125% 6/15/25 (h)	3,240,000	3,183,463

REAL ESTATE - 20.3%
Equity Real Estate Investment Trusts (REITs) - 17.3%
Agree LP:
2.6% 6/15/33	2,000,000	1,421,269
2.9% 10/1/30	1,500,000	1,194,639
4.8% 10/1/32	1,288,000	1,118,163
American Finance Trust, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (h)	13,405,000	10,036,994
American Homes 4 Rent LP:
2.375% 7/15/31	9,000,000	6,690,093
3.625% 4/15/32	27,000,000	21,804,809
4.9% 2/15/29	13,000,000	12,096,840
American Tower Corp.:
2.7% 4/15/31	2,000,000	1,546,397
3.8% 8/15/29	23,000,000	20,137,599
4.05% 3/15/32	27,000,000	22,652,507
5.55% 7/15/33	18,000,000	16,577,775
5.65% 3/15/33	20,000,000	18,607,316
5.9% 11/15/33	5,000,000	4,722,143
Boston Properties, Inc.:
3.25% 1/30/31	8,000,000	6,068,254
6.75% 12/1/27	37,000	36,412
CBL & Associates LP:
4.6%(d)(j)	18,229,000	2
5.25%(d)(j)	11,371,000	1
5.95%(d)(j)	10,317,000	1
Crown Castle International Corp.:
2.1% 4/1/31	4,000,000	2,960,750
2.25% 1/15/31	14,000,000	10,550,771
2.5% 7/15/31	10,000,000	7,552,287
3.8% 2/15/28	2,000,000	1,803,735
5% 1/11/28	3,000,000	2,848,009
5.1% 5/1/33	30,000,000	26,649,571
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (h)	26,490,000	22,255,187
CubeSmart LP 4.375% 2/15/29	12,000,000	10,941,279
EPR Properties:
3.6% 11/15/31	2,000,000	1,439,615
4.95% 4/15/28	8,000,000	6,971,091
Equinix, Inc.:
3.2% 11/18/29	10,000,000	8,449,849
3.9% 4/15/32	22,000,000	18,308,846
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (h)	5,075,000	3,842,250
GLP Capital LP/GLP Financing II, Inc.:
4% 1/15/30	3,000,000	2,503,638
4% 1/15/31	2,000,000	1,626,582
5.3% 1/15/29	19,193,000	17,531,151
5.375% 4/15/26	8,000,000	7,667,215
Hudson Pacific Properties LP 4.65% 4/1/29	6,000,000	4,284,457
Invitation Homes Operating Partnership LP:
4.15% 4/15/32	35,000,000	29,196,965
5.5% 8/15/33	23,000,000	20,851,876
Kimco Realty OP, LLC:
4.6% 2/1/33	9,000,000	7,777,350
6.4% 3/1/34	9,424,000	9,251,276
LXP Industrial Trust (REIT) 2.375% 10/1/31	7,500,000	5,363,427
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	6,000,000	3,638,363
4.625% 8/1/29	19,835,000	13,732,393
5% 10/15/27	5,000,000	3,860,662
NNN (REIT), Inc. 5.6% 10/15/33	9,575,000	8,825,534
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	18,000,000	12,829,281
3.375% 2/1/31	5,000,000	3,843,957
4.5% 4/1/27	6,752,000	6,218,364
4.95% 4/1/24	2,866,000	2,850,615
Park Intermediate Holdings LLC 4.875% 5/15/29 (h)	12,000,000	10,015,136
Phillips Edison Grocery Center 2.625% 11/15/31	12,500,000	8,978,278
Prologis LP 5.125% 1/15/34	5,000,000	4,578,709
Public Storage:
5.1% 8/1/33	10,000,000	9,266,143
5.35% 8/1/53	5,000,000	4,304,053
Realty Income Corp.:
4.875% 6/1/26	436,000	424,602
5.625% 10/13/32	5,000,000	4,719,091
RLJ Lodging Trust LP:
3.75% 7/1/26(h)	4,000,000	3,599,826
4% 9/15/29(h)	16,550,000	13,488,250
Safehold Operating Partnership LP:
2.8% 6/15/31	7,000,000	5,158,945
2.85% 1/15/32	15,250,000	10,988,335
SBA Communications Corp.:
3.125% 2/1/29	25,000,000	20,670,088
3.875% 2/15/27	5,000,000	4,553,475
Spirit Realty LP:
3.4% 1/15/30	12,000,000	9,878,621
4% 7/15/29	3,000,000	2,615,316
Sun Communities Operating LP:
2.7% 7/15/31	9,000,000	6,716,950
4.2% 4/15/32	11,439,000	9,441,775
5.7% 1/15/33	17,750,000	16,196,581
UDR, Inc. 3% 8/15/31	1,500,000	1,188,065
Uniti Group LP / Uniti Group Finance, Inc.:
6.5% 2/15/29(h)	27,505,000	17,861,955
10.5% 2/15/28(h)	7,000,000	6,740,678
Uniti Group, Inc. 6% 1/15/30 (h)	18,035,000	10,934,319
Ventas Realty LP:
2.5% 9/1/31	1,500,000	1,128,231
4.4% 1/15/29	17,000,000	15,545,632
VICI Properties LP:
4.75% 2/15/28	5,000,000	4,604,500
5.125% 5/15/32	38,000,000	32,837,996
VICI Properties LP / VICI Note Co. 4.625% 12/1/29 (h)	26,000,000	22,488,968
Vornado Realty LP 3.4% 6/1/31	6,000,000	4,183,673
Welltower OP LLC:
4% 6/1/25	5,000,000	4,832,869
4.125% 3/15/29	3,000,000	2,708,019
WP Carey, Inc.:
2.45% 2/1/32	2,000,000	1,470,806
3.85% 7/15/29	3,000,000	2,618,925
XHR LP:
4.875% 6/1/29(h)	10,000,000	8,460,690
6.375% 8/15/25(h)	4,250,000	4,122,497
		718,459,557
Real Estate Management & Development - 3.0%
CBRE Group, Inc. 5.95% 8/15/34	27,250,000	24,775,242
CoStar Group, Inc. 2.8% 7/15/30 (h)	2,000,000	1,553,051
Digital Realty Trust LP:
3.6% 7/1/29	5,000,000	4,338,511
3.7% 8/15/27	5,000,000	4,569,142
5.55% 1/15/28	12,000,000	11,633,284
DTZ U.S. Borrower LLC 6.75% 5/15/28 (h)	11,165,000	10,183,262
Essex Portfolio LP:
2.55% 6/15/31	2,000,000	1,525,331
2.65% 3/15/32	3,000,000	2,261,811
Extra Space Storage LP:
2.55% 6/1/31	2,000,000	1,517,385
5.5% 7/1/30	5,000,000	4,729,412
Forestar Group, Inc.:
3.85% 5/15/26(h)	8,000,000	7,120,614
5% 3/1/28(h)	5,000,000	4,387,942
Howard Hughes Corp.:
4.125% 2/1/29(h)	5,295,000	4,249,238
5.375% 8/1/28(h)	11,900,000	10,461,409
Kennedy-Wilson, Inc.:
4.75% 3/1/29	17,075,000	12,848,938
4.75% 2/1/30	17,245,000	12,588,850
5% 3/1/31	6,960,000	4,993,800
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 6/15/27 (h)	1,798,000	1,685,625
		125,422,847
TOTAL REAL ESTATE		843,882,404

TOTAL NONCONVERTIBLE BONDS		1,033,980,267
TOTAL CORPORATE BONDS (Cost $1,185,512,407)		1,064,740,933

Asset-Backed Securities - 1.8%
	Principal Amount (g)	Value ($)
American Homes 4 Rent:
Series 2015-SFR1 Class F, 5.885% 4/17/52 (h)	2,000,000	1,969,723
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (h)	8,259,000	8,075,656
Class XS, 0% 10/17/52 (d)(e)(h)(k)	4,472,457	45
Capital Trust RE CDO Ltd. Series 2005-1A Class D, CME Term SOFR 1 Month Index + 1.610% 3.3464% 3/20/50 (d)(e)(f)(h)	2,250,000	0
Home Partners of America Trust:
Series 2019-2 Class F, 3.866% 10/19/39 (h)	2,763,866	2,309,844
Series 2021-1 Class F, 3.325% 9/17/41 (h)	6,636,977	4,863,112
Series 2021-2 Class G, 4.505% 12/17/26 (h)	27,734,914	23,292,469
Series 2021-3 Class F, 4.242% 1/17/41 (h)	9,962,889	8,111,787
New Residential Mortgage Loan Trust Series 2022-SFR2 Class E1, 4% 9/4/39 (h)	2,900,000	2,467,782
Retained Vantage Data Ctrs Iss Series 2023-2A Class A2, 5.05% 9/15/48 (h)	4,000,000	3,463,834
Tricon American Homes:
Series 2017-SFR2 Class F, 5.104% 1/17/36 (h)	3,785,000	3,764,474
Series 2018-SFR1 Class F, 4.96% 5/17/37 (h)	8,282,000	7,995,636
Tricon Residential 2023-Sfr1 T Series 2023-SFR1:
Class D, 5.1% 7/17/40 (h)	5,000,000	4,529,332
Class E, 7.977% 7/17/40 (h)	2,000,000	1,961,225
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/38 (h)	3,000,000	2,622,857
TOTAL ASSET-BACKED SECURITIES (Cost $86,468,398)		75,427,776

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (g)	Value ($)
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.6179% 2/25/42 (e)(h)	22,591	9,430
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.6714% 6/25/43 (d)(e)(h)	37,747	27,420
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $40,563)		36,850

Commercial Mortgage Securities - 24.3%
	Principal Amount (g)	Value ($)
BANK:
sequential payer:
Series 2022-BNK39 Class A4, 2.928% 2/15/55	8,750,000	6,840,029
Series 2022-BNK42 Class D, 2.5% 6/15/55 (h)	2,000,000	970,461
Series 2022-BNK42, Class A5, 4.493% 6/15/55 (e)	20,000,000	17,501,188
Series 2022-BNK43 Class A5, 4.399% 8/15/55	10,485,000	9,092,967
Series 2022-BNK44, Class A5, 5.7454% 11/15/55 (e)	15,900,000	15,312,756
Series 2017-BNK8 Class E, 2.8% 11/15/50 (h)	11,374,393	3,666,434
Series 2020-BN30 Class MCDG, 2.9182% 12/15/53 (e)	2,000,000	854,858
Series 2021-BN38 Class C, 3.2173% 12/15/64 (e)	3,505,000	2,049,781
Series 2022-BNK41, Class C, 3.7901% 4/15/65 (e)	4,433,000	2,850,570
Series 2022-BNK42 Class C, 4.8795% 6/15/55 (e)	6,500,000	4,595,453
Series 2022-BNK44 Class A/S, 5.937% 11/15/55 (e)	5,000,000	4,678,331
Bank 2023-Bnk46:
sequential payer Series 2023-BNK46 Class A4, 5.745% 8/15/56	1,409,000	1,346,416
Series 2023-BNK46 Class A/S, 6.385% 8/15/56	5,000,000	4,732,868
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class C, 4.8252% 7/15/49 (e)	3,030,000	2,594,536
Bank5 2023-5Yr3 Series 2023-5YR3:
Class A/S, 7.3154% 9/15/56 (e)	1,500,000	1,515,273
Class B, 7.3154% 9/15/56 (e)	2,000,000	1,975,935
BBCMS Mortgage Trust:
sequential payer:
Series 2022-C17:
Class C, 5.45% 9/15/55	2,000,000	1,486,111
Class D, 2.5% 9/15/55 (h)	2,000,000	908,680
Series 2023-C19 Class A5, 5.451% 4/15/56	22,500,000	21,153,809
Series 2020-C6 Class C, 3.045% 2/15/53	1,129,000	763,212
Series 2020-C7 Class C, 3.6024% 4/15/53 (e)	2,067,000	1,274,623
Series 2022-C16 Class C, 4.6% 6/15/55 (e)	5,250,000	3,639,819
Bbcms Mortgage Trust 2023-C20 sequential payer Series 2023-C20 Class A5, 5.576% 7/15/56	24,250,000	22,974,753
Bbcms Mortgage Trust 2023-C21:
sequential payer Series 2023-C21 Class A/S, 6.5061% 9/15/56 (e)	7,000,000	6,761,785
Series 2023-C21 Class B, 6.5061% 9/15/56	7,000,000	6,533,229
Bbcms Mtg Trust 2023-C22 sequential payer Series 2023-C22:
Class A/S, 6.998% 11/15/56	10,000,000	10,368,434
Class B, 7.024% 11/15/56 (e)	10,000,000	10,126,473
Benchmark 2023-B39 C Mtg Trust:
sequential payer Series 2023-B39 Class A5, 5.7536% 7/15/56	5,000,000	4,805,275
Series 2023-B39 Class B, 6.192% 7/15/56 (h)	5,000,000	4,599,593
Benchmark 2023-V3 Mtg Trust Series 2023-V3 Class A/S, 7.0967% 7/15/56	10,000,000	10,027,321
Benchmark Mortgage Trust:
sequential payer:
Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (e)(h)	3,427,000	174,474
Class 225E, 3.2943% 12/15/62 (d)(e)(h)	5,141,000	127,138
Series 2021-B28 Class A5, 2.2237% 8/15/54	500,000	373,482
Series 2022-B34 Class A5, 3.786% 4/15/55	15,168,402	12,002,517
Series 2022-B35 Class A5, 4.4446% 5/15/55 (e)	22,302,000	18,981,446
Series 2022-B36 Class A5, 4.4699% 7/15/55	4,900,000	4,271,014
Series 2023-B38 Class A4, 5.5246% 4/15/56	21,000,000	19,746,983
Series 2023-C5 Class A5, 5.7653% 6/15/56	22,850,000	21,948,474
Series 2020-B18 Class AGNG, 4.3885% 7/15/53 (e)(h)	11,379,000	9,361,178
Series 2022-B32 Class A5, 3.0019% 1/15/55	19,618,000	14,673,511
Series 2022-B35 Class C, 4.5928% 5/15/55 (e)	7,000,000	4,492,349
Series 2022-B36:
Class C, 5.2896% 7/15/55 (e)	2,000,000	1,341,005
Class D, 2.5% 7/15/55 (h)	3,828,000	1,652,345
Series 2023-C5 Class B, 6.4764% 6/15/56 (e)	4,750,000	4,494,024
Series 2023-V2 Class A/S, 6.5374% 5/15/55	4,200,000	4,101,980
Bmo 2023-5C1 Mtg Trust Series 2023-5C1 Class A/S, 7.355% 8/15/56 (e)	3,500,000	3,499,765
Bmo 2023-5C2 Mortgage Trust Series 2023-5C2 Class A5, 7.244% 11/15/56 (e)	10,000,000	9,974,345
Bmo 2023-C6 Mtg Trust:
sequential payer Series 2023-C6 Class A5, 5.9562% 9/15/56	14,000,000	13,631,313
Series 2023-C6 Class A/S, 6.5504% 9/15/56 (e)	5,000,000	4,863,941
BX Commercial Mortgage Trust:
floater:
Series 2021-CIP Class F, CME Term SOFR 1 Month Index + 3.330% 8.6675% 12/15/38 (e)(f)(h)	7,790,000	7,363,379
Series 2021-PAC Class G, CME Term SOFR 1 Month Index + 3.060% 8.3946% 10/15/36 (e)(f)(h)	17,232,000	16,137,313
Series 2021-VINO Class G, CME Term SOFR 1 Month Index + 4.060% 9.4008% 5/15/38 (e)(f)(h)	12,077,382	11,484,044
Series 2020-VIVA Class E, 3.5488% 3/11/44 (e)(h)	20,898,990	15,477,364
Bx Commercial Mortgage Trust 2 floater Series 2019-IMC Class G, CME Term SOFR 1 Month Index + 3.640% 8.9803% 4/15/34 (e)(f)(h)	5,181,000	5,055,015
BX Trust:
floater:
Series 2019-XL:
Class G, CME Term SOFR 1 Month Index + 2.410% 7.749% 10/15/36 (e)(f)(h)	13,391,750	13,115,071
Class J, CME Term SOFR 1 Month Index + 2.760% 8.099% 10/15/36 (e)(f)(h)	15,217,550	14,847,789
Series 2021-ACNT Class G, CME Term SOFR 1 Month Index + 3.400% 8.7435% 11/15/38 (e)(f)(h)	15,581,000	14,916,096
Series 2021-SOAR Class J, CME Term SOFR 1 Month Index + 3.860% 9.1995% 6/15/38 (e)(f)(h)	17,644,334	16,601,454
Series 2021-VOLT Class G, CME Term SOFR 1 Month Index + 2.960% 8.299% 9/15/36 (e)(f)(h)	5,000,000	4,631,119
Series 2022-LBA6:
Class F, CME Term SOFR 1 Month Index + 3.350% 8.6845% 1/15/39 (e)(f)(h)	6,200,000	5,903,918
Class G, CME Term SOFR 1 Month Index + 4.200% 9.5345% 1/15/39 (e)(f)(h)	11,340,000	10,762,439
Series 2022-VAMF Class F, CME Term SOFR 1 Month Index + 3.290% 8.6335% 1/15/39 (e)(f)(h)	4,367,000	4,003,512
Series 2019-OC11 Class E, 3.944% 12/9/41 (e)(h)	22,521,000	17,502,776
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/44 (e)(h)	5,754,000	2,885,900
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (h)	3,353,000	1,326,486
Citigroup Commercial Mortgage Series 2023-SMRT Class C, 5.8524% 10/12/40 (e)(h)	9,750,000	9,151,011
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2019-C7 Class A4, 3.102% 12/15/72	14,820,000	12,332,684
Series 2023-V2 Class A3, 5.8524% 10/12/40 (e)(h)	5,000,000	4,771,974
Series 2022-GC48 Class E, 2.5% 6/15/55 (h)	2,000,000	823,156
Citigroup Commercial Mtg Trust 2023-Prm Series 2023-PRM3:
Class B, 6.3597% 7/10/28 (e)(h)	5,000,000	4,842,344
Class C, 6.3597% 7/10/28 (e)(h)	5,500,000	5,193,102
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, CME Term SOFR 1 Month Index + 3.340% 8.68% 9/15/33 (e)(f)(h)	4,265,000	2,203,754
Class G, CME Term SOFR 1 Month Index + 5.350% 10.6863% 9/15/33 (e)(f)(h)	4,265,000	1,766,267
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (h)	4,741,000	3,783,464
Series 2012-CR1:
Class D, 5.1372% 5/15/45 (e)(h)	1,554,472	1,024,397
Class G, 2.462% 5/15/45 (d)(h)	723,785	14,396
Series 2014-UBS2 Class D, 4.9823% 3/10/47 (e)(h)	3,713,000	2,935,554
Series 2017-CD4 Class D, 3.3% 5/10/50 (h)	2,769,000	1,635,451
Series 2019-CD4 Class C, 4.3497% 5/10/50 (e)	3,000,000	2,112,682
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (h)	2,769,000	1,801,633
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2:
Class E, 4.5842% 8/15/45 (e)(h)	3,594,253	3,245,610
Class F, 4.25% 8/15/45 (h)	2,000,000	1,529,000
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, CME Term SOFR 1 Month Index + 4.330% 9.6659% 6/15/34 (f)(h)	7,120,000	2,670,528
Credit Suisse Mortgage Trust:
floater:
Series 2021-4SZN Class A, CME Term SOFR 1 Month Index + 3.960% 9.3015% 11/15/23 (e)(f)(h)	906,000	905,151
Series 2021-BPNY Class A, CME Term SOFR 1 Month Index + 3.820% 9.1639% 8/15/26 (e)(f)(h)	18,000,000	15,634,201
Series 2021-BRIT Class A, CME Term SOFR 1 Month Index + 3.570% 8.9077% 5/15/26 (e)(f)(h)	8,146,318	7,293,668
CSAIL Commercial Mortgage Trust:
sequential payer Series 2019-C15 Class A4, 4.0529% 3/15/52	9,425,000	8,424,593
Series 2017-C8 Class D, 4.4329% 6/15/50 (e)(h)	4,297,000	2,770,964
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.3589% 8/10/44 (e)(h)	2,858,950	2,365,781
ELP Commercial Mortgage Trust floater Series 2021-ELP Class J, CME Term SOFR 1 Month Index + 3.720% 9.0644% 11/15/38 (e)(f)(h)	15,448,000	14,263,827
GS Mortgage Securities Corp. Trust floater Series 2019-70P Class E, CME Term SOFR 1 Month Index + 2.310% 7.8995% 10/15/36 (e)(f)(h)	7,437,000	6,680,166
GS Mortgage Securities Trust:
floater Series 2018-RIVR Class G, CME Term SOFR 1 Month Index + 2.640% 8.232% 7/15/35 (e)(f)(h)	3,808,000	393,439
sequential payer Series 2019-GSA1 Class A4, 3.0479% 11/10/52	17,000,000	14,185,541
Series 2011-GC5:
Class C, 5.1533% 8/10/44 (e)(h)	8,899,000	6,207,115
Class D, 5.1533% 8/10/44 (e)(h)	2,733,635	805,388
Class E, 5.1533% 8/10/44 (e)(h)	8,138,000	815,188
Class F, 4.5% 8/10/44 (d)(h)	7,897,000	27,699
Series 2012-GCJ9:
Class D, 4.6004% 11/10/45 (e)(h)	4,531,578	4,078,245
Class E, 4.6004% 11/10/45 (d)(e)(h)	1,908,000	1,545,091
Series 2013-GC16:
Class D, 5.091% 11/10/46 (e)(h)	3,708,000	3,537,431
Class F, 3.5% 11/10/46 (h)	7,221,000	5,945,738
Series 2021-RENT Class G, CME Term SOFR 1 Month Index + 5.810% 11.149% 11/21/35 (d)(e)(f)(h)	6,938,114	904,908
Gs Mtg Securities Corp. Trust 2023-Ship sequential payer Series 2023-SHIP:
Class D, 6.0706% 9/10/38 (e)(h)	9,000,000	8,634,460
Class E, 7.6814% 9/10/38 (e)(h)	5,000,000	4,812,987
Hilton U.S.A. Trust Series 2016-HHV Class F, 4.1935% 11/5/38 (e)(h)	20,270,000	17,857,576
IMT Trust Series 2017-APTS Class EFX, 3.4966% 6/15/34 (e)(h)	9,213,000	8,840,709
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (h)	2,896,000	2,606,651
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (h)	8,640,000	6,309,267
Series 2014-C26 Class D, 3.8701% 1/15/48 (e)(h)	2,398,000	1,878,026
JPMDB Commercial Mortgage Securities Trust:
sequential payer Series 2019-COR6 Class A4, 3.0565% 11/13/52	13,000,000	10,536,510
Series 2018-C8 Class D, 3.2644% 6/15/51 (d)(e)(h)	1,698,000	982,804
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2021-1MEM Class E, 2.6535% 10/9/42 (e)(h)	9,552,000	4,992,168
Series 2011-C3:
Class E, 5.5256% 2/15/46 (e)(h)	13,774,000	5,229,343
Class G, 4.409% 2/15/46 (e)(h)	4,671,000	498,737
Class H, 4.409% 2/15/46 (d)(e)(h)	7,077,000	541,273
Series 2012-CBX:
Class E, 4.6897% 6/15/45 (e)(h)	4,551,057	3,936,664
Class F, 4% 6/15/45 (d)(h)	8,192,000	3,126,614
Class G 4% 6/15/45 (d)(h)	4,044,000	1,098,620
Series 2013-LC11:
Class D, 4.1673% 4/15/46 (d)(e)	7,722,000	3,459,456
Class E, 3.25% 4/15/46 (d)(e)(h)	472,000	149,978
Class F, 3.25% 4/15/46 (d)(e)(h)	2,518,000	250,397
Series 2014-DSTY Class E, 3.8046% 6/10/27 (d)(e)(h)	8,161,000	19,905
Series 2018-AON Class F, 4.6132% 7/5/31 (e)(h)	5,039,000	1,007,417
Series 2020-NNN Class FFX, 4.6254% 1/16/37 (d)(h)	2,000,000	710,000
KNDR Trust floater Series 2021-KIND Class F, CME Term SOFR 1 Month Index + 4.060% 9.3985% 8/15/38 (e)(f)(h)	7,103,659	6,532,243
Merit floater Series 2021-STOR Class J, CME Term SOFR 1 Month Index + 4.060% 9.3995% 7/15/38 (e)(f)(h)	3,476,000	3,277,398
MHC Commercial Mortgage Trust floater Series 2021-MHC Class G, CME Term SOFR 1 Month Index + 3.310% 8.6494% 4/15/38 (e)(f)(h)	14,391,781	13,741,837
MHP Commercial Mortgage Trust floater Series 2022-MHIL:
Class F, CME Term SOFR 1 Month Index + 3.250% 8.5937% 1/15/27 (e)(f)(h)	3,924,498	3,687,549
Class G, CME Term SOFR 1 Month Index + 3.950% 9.292% 1/15/27 (e)(f)(h)	13,149,119	12,311,433
Mira Trust 2023-Mile sequential payer Series 2023-MILE Class B, 7.2026% 6/10/38 (h)	4,200,000	4,040,355
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.4251% 11/15/45 (e)(h)	2,000,000	1,615,989
Series 2012-C6, Class F, 4.4251% 11/15/45 (e)(h)	2,500,000	1,371,236
Series 2013-C12 Class D, 4.8624% 10/15/46 (e)(h)	5,670,988	4,699,830
Series 2013-C13:
Class D, 4.8808% 11/15/46 (e)(h)	6,218,000	5,711,113
Class E, 4.8808% 11/15/46 (e)(h)	3,341,000	2,935,052
Series 2013-C9:
Class C, 3.7545% 5/15/46 (e)	3,302,000	2,410,460
Class D, 3.8425% 5/15/46 (e)(h)	5,137,000	3,493,160
Morgan Stanley Capital I Trust:
Series 2011-C2:
Class D, 5.2113% 6/15/44 (e)(h)	2,955,332	2,701,044
Class F, 5.2113% 6/15/44 (d)(e)(h)	4,440,000	1,765,149
Class XB, 0.4553% 6/15/44 (e)(h)(k)	28,196,865	94,741
Series 2011-C3:
Class E, 4.9443% 7/15/49 (e)(h)	1,225,152	1,136,854
Class F, 4.9443% 7/15/49 (e)(h)	5,624,050	4,753,453
Class G, 4.9443% 7/15/49 (d)(e)(h)	5,049,500	3,610,877
Series 2015-MS1 Class D, 4.023% 5/15/48 (e)(h)	10,833,000	5,984,160
Series 2016-BNK2 Class C, 3% 11/15/49 (h)	2,966,000	1,223,989
Series 2017-H1 Class C, 4.281% 6/15/50	2,470,594	1,982,806
Series 2018-H4 Class A4, 4.31% 12/15/51	14,240,929	12,916,758
Series 2020-L4, Class C, 3.536% 2/15/53	2,765,000	1,847,292
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (e)(h)	1,500,000	910,376
MSWF Commercial Mortgage Trust sequential payer Series 2023-1:
Class A5, 5.752% 5/15/56	16,000,000	15,322,202
Class B, 6.6828% 5/15/56 (e)	3,750,000	3,551,354
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1 Class WAN2, CME Term SOFR 1 Month Index + 3.790% 9.1315% 6/15/35 (e)(f)(h)	651,000	122,668
Series 2020-2PAC Class AMZ3, 3.5% 1/15/37 (d)(e)(h)	2,502,675	1,622,136
OPG Trust floater Series 2021-PORT:
Class G, CME Term SOFR 1 Month Index + 2.510% 7.8475% 10/15/36 (e)(f)(h)	4,640,257	4,361,204
Class J, CME Term SOFR 1 Month Index + 3.460% 8.7955% 10/15/36 (e)(f)(h)	8,311,048	7,907,695
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class E, CME Term SOFR 1 Month Index + 2.710% 8.0475% 7/15/38 (e)(f)(h)	500,000	400,056
Class G, CME Term SOFR 1 Month Index + 4.460% 9.7995% 7/15/38 (d)(e)(f)(h)	5,944,000	4,533,409
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/1/70 (h)	9,277,000	6,971,628
Prima Capital Ltd. floater Series 2021-9A Class C, CME Term SOFR 1 Month Index + 2.460% 7.798% 12/15/37 (e)(f)(h)	5,000,000	4,766,393
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (h)	2,801,559	2,793,043
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.7276% 3/15/37 (e)(h)	5,000,000	4,307,744
SMRT Commercial Mortgage Trust floater Series 2022-MINI Class F, CME Term SOFR 1 Month Index + 3.350% 8.685% 1/15/39 (e)(f)(h)	14,615,000	13,425,044
SREIT Trust floater:
Series 2021-IND Class G, CME Term SOFR 1 Month Index + 3.380% 8.7143% 10/15/38 (e)(f)(h)	12,754,000	11,856,824
Series 2021-MFP Class G, CME Term SOFR 1 Month Index + 3.080% 8.4228% 11/15/38 (e)(f)(h)	3,874,000	3,667,719
Series 2021-MFP2 Class J, CME Term SOFR 1 Month Index + 4.020% 9.364% 11/15/36 (e)(f)(h)	10,872,000	10,394,202
STWD Trust floater sequential payer Series 2021-LIH:
Class E, CME Term SOFR 1 Month Index + 3.010% 8.352% 11/15/36 (e)(f)(h)	4,985,000	4,744,173
Class F, CME Term SOFR 1 Month Index + 3.660% 9% 11/15/36 (e)(f)(h)	15,282,000	14,367,239
Class G, CME Term SOFR 1 Month Index + 4.310% 9.649% 11/15/36 (e)(f)(h)	9,177,000	8,588,047
SUMIT Mortgage Trust Series 2022-BVUE:
Class D, 2.8925% 2/12/41 (e)(h)	6,000,000	4,040,000
Class F, 2.8925% 2/12/41 (e)(h)	3,211,000	1,885,721
TPGI Trust floater Series 2021-DGWD Class G, CME Term SOFR 1 Month Index + 3.960% 9.3045% 6/15/26 (e)(f)(h)	5,846,400	5,631,432
UBS Commercial Mortgage Trust Series 2012-C1:
Class E, 5% 5/10/45 (d)(e)(h)	4,565,324	3,543,833
Class F, 5% 5/10/45 (d)(e)(h)	2,221,350	88,854
UBS-BAMLL Trust Series 12-WRM Class D, 4.238% 6/10/30 (e)(h)	2,143,000	1,705,289
VASA Trust:
floater Series 2021-VASA Class G, CME Term SOFR 1 Month Index + 5.110% 10.4495% 7/15/39 (d)(e)(f)(h)	800,000	344,112
floater sequential payer Series 2021-VASA Class F, CME Term SOFR 1 Month Index + 4.010% 9.3495% 7/15/39 (e)(f)(h)	6,685,000	3,543,987
Wells Fargo Commercial Mortgage Trust:
Series 2016-BNK1 Class D, 3% 8/15/49 (d)(h)	6,979,000	2,138,123
Series 2016-NXS6 Class D, 3.059% 11/15/49 (h)	5,037,000	3,608,570
Series 2019-C52 Class C, 3.561% 8/15/52	883,000	623,871
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (d)(e)	3,955,000	107,341
Series 2011-C3 Class D, 5.8545% 3/15/44 (d)(e)(h)	503,530	152,318
Series 2013-C11 Class E, 4.0537% 3/15/45 (d)(e)(h)	4,727,000	2,477,892
Series 2013-C13 Class D, 4.044% 5/15/45 (d)(e)(h)	3,955,000	3,258,616
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (e)(h)	6,725,000	5,500,082
Class PR2, 3.516% 6/5/35 (e)(h)	2,541,000	1,988,873
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,221,755,709)		1,012,923,483

Bank Loan Obligations - 1.7%
	Principal Amount (g)	Value ($)
COMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SBA Senior Finance II, LLC Tranche B, term loan CME Term SOFR 1 Month Index + 1.750% 7.18% 4/11/25 (e)(f)(l)	9,986,842	9,979,252
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4335% 9/9/26 (e)(f)(l)	7,785,120	7,721,905
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
New Fortress Energy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10/30/28 (f)(l)(m)	10,000,000	9,200,000
FINANCIALS - 1.0%
Financial Services - 1.0%
Agellan Portfolio 9% 8/7/25 (d)(l)	6,611,000	6,611,000
Mhp 2022-Mhil Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 5.000% 10.3322% 1/9/24 (d)(e)(f)(l)	23,154,831	21,765,541
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 4.450% 9.8791% 1/21/27 (d)(e)(f)(l)	6,964,657	6,964,657
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 0.000% 0% (d)(f)(j)(l)	29,336,049	4,400,407
		39,741,605
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.1886% 8/21/25 (e)(f)(l)	257,929	256,961
CME Term SOFR 1 Month Index + 3.250% 8.6741% 1/31/30 (e)(f)(l)	2,631,194	2,506,212
CME Term SOFR 1 Month Index + 4.000% 9.3241% 1/31/30 (e)(f)(l)	2,290,000	2,192,675
		4,955,848
TOTAL BANK LOAN OBLIGATIONS (Cost $98,177,513)		71,598,610

Preferred Securities - 0.1%
	Principal Amount (g)	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 7.125% (e)(n)	6,000,000	4,982,567
FINANCIALS - 0.0%
Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)(h)	500,000	0
Crest Dartmouth Street 2003-1 Ltd. Series 2003-1A Class PS, 6/28/38 (d)(h)	1,220,000	12
		12
TOTAL PREFERRED SECURITIES (Cost $7,297,768)		4,982,579

Money Market Funds - 6.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (o)	268,732,617	268,786,364
Fidelity Securities Lending Cash Central Fund 5.40% (o)(p)	4,576,192	4,576,650
TOTAL MONEY MARKET FUNDS (Cost $273,315,995)		273,363,014

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $4,722,337,245)	4,209,546,890
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(46,808,877)
NET ASSETS - 100.0%	4,162,738,013

Legend

(a)	Affiliated company
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $973,355,098 or 23.4% of net assets.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Non-income producing - Security is in default.
(k)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(l)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(m)	The coupon rate will be determined upon settlement of the loan after period end.
(n)	Security is perpetual in nature with no stated maturity date.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	506,279,498	231,942,960	469,436,094	4,828,722	-	-	268,786,364	0.6%
Fidelity Securities Lending Cash Central Fund 5.40%	573,400	5,403,603	1,400,353	15,700	-	-	4,576,650	0.0%
Total	506,852,898	237,346,563	470,836,447	4,844,422	-	-	273,363,014

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Great Ajax Corp.	11,477,212	-	-	332,673	-	(4,291,480)	7,185,732
Great Ajax Corp. 7.25%	14,943,642	-	-	277,060	-	(330,178)	14,613,464
Total	26,420,854	-	-	609,733	-	(4,621,658)	21,799,196

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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